REVENUES - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-Current Assets	$ 21,105	$ 8,611
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	5,624	4,821
Brazil
Disclosure of geographical areas [line items]
Non-Current Assets	3,596	3,362
Switzerland
Disclosure of geographical areas [line items]
Non-Current Assets	2,197	0
France
Disclosure of geographical areas [line items]
Non-Current Assets	2,170	0
Singapore
Disclosure of geographical areas [line items]
Non-Current Assets	1,800	0
China
Disclosure of geographical areas [line items]
Non-Current Assets	1,573	0
Other Asia
Disclosure of geographical areas [line items]
Non-Current Assets	1,270	0
Denmark
Disclosure of geographical areas [line items]
Non-Current Assets	1,232	0
Other Europe
Disclosure of geographical areas [line items]
Non-Current Assets	632	0
United States
Disclosure of geographical areas [line items]
Non-Current Assets	375	0
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	5	428
Other
Disclosure of geographical areas [line items]
Non-Current Assets	$ 631	$ 0